Diversification From ESOP Fund (Details) - EBP 002 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Transfers from non-participant directed	$ 0
Participant Directed
EBP, Schedule of Asset Held for Investment [Line Items]
Transfers from non-participant directed	$ 8,053